SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares	$ 505	$ 552
BPO Class AAA preferred shares | Series G
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	0
Cumulative Dividend Rate	5.25%
Subsidiary Preferred Shares	$ 0	81
BPO Class AAA preferred shares | Series J
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	0
Cumulative Dividend Rate	5.00%
Subsidiary Preferred Shares	$ 0	122
BPO Class AAA preferred shares | Series K
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	0
Cumulative Dividend Rate	5.20%
Subsidiary Preferred Shares	$ 0	93
Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 1
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	924,390
Cumulative Dividend Rate	5.25%
Subsidiary Preferred Shares	$ 23	24
Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 2
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	699,165
Cumulative Dividend Rate	5.75%
Subsidiary Preferred Shares	$ 14	14
Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 3
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	909,994
Cumulative Dividend Rate	5.00%
Subsidiary Preferred Shares	$ 18	17
Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 4
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	940,486
Cumulative Dividend Rate	5.20%
Subsidiary Preferred Shares	$ 19	18
BSREP II RH B LLC (“Manufactured Housing”) preferred capital
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	0
Cumulative Dividend Rate	9.00%
Subsidiary Preferred Shares	$ 249	0
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	5,600,000
Cumulative Dividend Rate	5.00%
Subsidiary Preferred Shares	$ 142	143
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	10,000
Cumulative Dividend Rate	5.00%
Subsidiary Preferred Shares	$ 40	$ 40